28. SHARE-BASED COMPENSATION PLANS (Details 1)	1 Months Ended	12 Months Ended
	Aug. 31, 2017 shares	Dec. 31, 2017 shares CAD / shares	Dec. 31, 2016 shares CAD / shares	Dec. 31, 2015 shares CAD / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted				418,606
Time Vesting Option Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning		2,677,019	3,763,671
Granted	805,835
Forfeited		(15,507)	(143,440)
Exercised		(3,150)	(86,116)
Repurchased			(857,096)
Exchanged		805,835
Outstanding at ending		3,464,197	2,677,019	3,763,671
Outstanding at beginning | CAD / shares		CAD 24.54	CAD 23.65
Outstanding at ending | CAD / shares		CAD 24.85	CAD 24.54	CAD 23.65
Performance Vesting Option Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning		1,303,733	1,825,324
Granted
Forfeited		(17,638)	(32,684)
Exercised		(3,850)	(92,526)
Repurchased			(396,381)
Exchanged	805,835	(805,835)
Outstanding at ending		476,410	1,303,733	1,825,324
Outstanding at beginning | CAD / shares		CAD 20.16	CAD 19.38
Outstanding at ending | CAD / shares		CAD 11.07	CAD 20.16	CAD 19.38